SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On July 19, 2024, Cosmos Health received a notification letter (the "Notification Letter") from Nasdaq, informing the Company that it has regained compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the "Minimum Bid Price Requirement"). To regain compliance with the Minimum Bid Price Requirement, the closing bid of the Company's shares of common stock needed to be at least $1.00 per share for a minimum of ten (10) consecutive business days. The Notification Letter confirmed that the Company achieved a closing bid price of $1.00 or greater per common share for ten (10) consecutive business days from July 5, 2024 to July 18, 2024, thereby regaining compliance with the Minimum Bid Price Requirement. Accordingly, Nasdaq has determined that this matter is now closed. This cured the delinquency from March 20, 2024, notification that the Company’s common stock had failed to maintain a minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Nasdaq Listing Rules.

NOTE 20 – SUBSEQUENT EVENTS

On January 23, 2024, the Company completed the acquisition of Cloudscreen, a cutting-edge Artificial Intelligence (AI) powered platform. The acquisition is pursuant to the purchase agreement announced on October 11, 2023. Cloudscreen is a multimodal platform specialized in drug repurposing, a process that involves uncovering new target proteins or indications for existing drugs for use in treating different diseases. The total purchase price amounted to $637,080 and consisted of 280,000 shares of common stock with a fair value of $319,200 and an amount of $317,880 to be settled in cash during 2024 based on the Promissory Note signed on October 10, 2023. The Company accounted for the acquisition as an asset acquisition in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, (“ASC 805”) and recorded $637,080 as an intangible asset related to the technology platform acquired.

During the period March 15 to March 21, 2024, the Company raised additional equity funds through a Baby Shelf supplement to its Registration Statement on Form S-3 (No. 333-267550) filed with the SEC on February 29 and March 7, 2024. More specifically, the Company sold 901,488 shares of common stock for gross proceeds of $648,893. Placement agent’s fees and other commissions amounted to $23,153 and thus the total net proceeds for the period were $625,740.

On April 17, 2024, the Company received a notification letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that, because the Company had not yet filed its Annual Report on Form 10-K for the period ended December 31, 2023, it is no longer in compliance with Nasdaq Listing Rule 5250(c)(1). The Nasdaq letter had no immediate effect on the listing of the Company’s shares. The Nasdaq notification letter stated that the Company had 60 calendar days to submit to Nasdaq a plan to regain compliance with the Nasdaq Listing Rules. If a compliance plan is accepted, Nasdaq may grant up to 180 days from the prescribed due date to regain compliance.

On May 21, 2024, the Company received an additional delinquency letter from Nasdaq notifying the Company that it continued to be out of compliance with Nasdaq’s continued listing requirements set forth in Nasdaq Listing Rule 5250(c)(1) due to the Company’s failure to timely file its Form 10-Q for the period ended March 31, 2024, as well as remaining delinquent in filing its Annual Report on Form 10-K for the period ended December 31, 2023. The additional delinquency letter had no immediate effect on the listing of the Company’s shares on Nasdaq. On May 31, 2024, the Company provided its compliance plan to Nasdaq, in relation to the filing of its Form 10-K and Form 10-Q for the period ended March 31, 2024. On June 20, 2024, Nasdaq accepted the plan and initially granted the Company a period ending July 29, 2024 to file the delinquent reports. On July 30, 2024, Nasdaq further extended the filing deadline through October 14, 2024.

On April 22, 2024, the Company entered into a Rights Agreement by and between the Company and Globex Transfer, LLC, as Rights Agent, which Rights Agreement was previously approved and adopted by the Board of Directors of the Company on November 21, 2023. Pursuant to the Rights Agreement, the Board declared a dividend of one common share purchase right for each outstanding share of common stock, par value $0.001 of the Company. The Rights are distributable to stockholders of record as of the close of business on April 19, 2024. In general, the Rights Agreement works by causing substantial dilution to any person or group that acquires beneficial ownership of twenty percent (20%) or more of the Common Shares without the approval of the Board.

On April 26, 2024, the Company dismissed KPMG as the Company’s independent registered accountant, effective immediately. The Company’s Audit Committee, mindful of certain filing deadlines under the US securities laws, unanimously voted in favor to dismiss KPMG as the Company’s independent auditors. KPMG was unable to complete the audit of the Company’s financial statements for the year ended December 31, 2023, on a timely basis. The Company’s Board of Directors agreed with such recommendation. The Company’s opinion was that there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosures, or auditing scope or procedure. In their letter, KPMG has the contrary opinion that there have been disagreements, between KPMG and the Company on the above. The Company objected to such statements made by KPMG and provided a relevant response letter.

On April 29, 2024, RBSM LLP (“RBSM”) was appointed by the Company’s Audit Committee as the Company’s independent registered public accounting firm, to audit the Company’s consolidated financial statements as of and for the fiscal year ended December 31, 2023, subject to customary client acceptance procedures.

On June 27, 2024, the Company signed an exclusive distribution agreement (the “Agreement”) with Pharmalink for its Sky Premium Life products in the United Arab Emirates (UAE). As part of the Agreement, Pharmalink will be responsible for all key functions, including sales and marketing, regulatory affairs, logistics, supply, and distribution of Sky Premium Life products in the UAE. Cosmos Health has secured its first purchase order from Pharmalink for 130,000 units and anticipates receiving orders of more than 500,000 units in the first year and in excess of 3,000,000 units over the next five years.

On July 19, 2024, the Company received a notification letter from Nasdaq, informing the Company that it has regained compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). To regain compliance with the Minimum Bid Price Requirement, the closing bid of the Company’s shares of common stock needed to be at least $1.00 per share for a minimum of ten consecutive business days. The notification letter confirmed that the Company achieved a closing bid price of $1.00 or greater per common share for ten consecutive business days from July 5, 2024 to July 18, 2024, thereby regaining compliance with the Minimum Bid Price Requirement. Accordingly, Nasdaq has determined that this matter is now closed. This cured the delinquency notified by Nasdaq on March 20, 2024 that the Company’s common stock had failed to maintain a minimum bid price of $1.00 over the previous 30 consecutive business days as required by the Nasdaq Listing Rules.